Segmented information - Reconciliation of Fund Flows from Operations to Net Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Segmented Information [Line Items]
Accretion	$ (71,629)	$ (66,179)
Depletion and depreciation	(697,461)	(563,982)
Impairment expense	572,159
Deferred tax recovery (expense)	(16,901)	51,875
Net (loss) earnings from continuing operations	(364,805)	(96,169)
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Fund flows from continuing operations	926,688	1,015,841
Equity based compensation	(18,847)	(15,569)
Unrealized gain (loss) on derivative instruments	116,299	(452,858)
Unrealized foreign exchange loss	(41,098)	(59,463)
Accretion	(71,629)	(66,179)
Depletion and depreciation	(697,461)	(563,982)
Impairment expense	(572,159)
Deferred tax recovery (expense)	(16,901)	51,875
Unrealized other income (expense)	10,303	(5,834)
Net (loss) earnings from continuing operations	$ (364,805)	$ (96,169)